CONDENSED BALANCE SHEETS	Sep. 30, 2021 USD ($)
Current Assets:
Total current assets	$ 67,252,000
Other assets	723,000
Total Assets	402,772,000
Current liabilities:
Due to related party	357,000
Total current liabilities	91,580,000
Total Liabilities	477,611,000
Commitments and contingencies
Stockholders' Equity (Deficit)
Common stock	3,000
Additional paid-in capital	239,722,000
Accumulated deficit	(314,564,000)
Total Stockholders' Equity (Deficit)	(74,839,000)
Total Liabilities and Stockholders' Equity (Deficit)	402,772,000
Seaport Global Acquisition Corp
Current Assets:
Cash	61,743
Prepaid Expenses	177,159
Total current assets	238,902
Investments held in Trust Account	145,218,069
Other assets	3,116
Total Assets	145,460,087
Current liabilities:
Accrued expenses	530,044
Total current liabilities	530,044
Warrant liability	16,467,107
Deferred underwriting fee payable	5,031,250
Total Liabilities	22,028,401
Commitments and contingencies
Class A common stock subject to possible redemption,14,375,000 shares at redemption value at September 30, 2021 and December 31, 2020, respectively	145,218,069
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0
Accumulated deficit	(21,786,742)
Total Stockholders' Equity (Deficit)	(21,786,383)
Total Liabilities and Stockholders' Equity (Deficit)	145,460,087
Class A Common Stock | Seaport Global Acquisition Corp
Stockholders' Equity (Deficit)
Common stock	0
Class B Common Stock | Seaport Global Acquisition Corp
Stockholders' Equity (Deficit)
Common stock	359
Total Stockholders' Equity (Deficit)	$ 359